INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of net deferred tax assets
Pension, postretirement and post employment benefits	$ 4,066	$ 4,005
Marketing and sales incentive programs	53,969	22,029
Allowance for credit losses	36,349	41,336
Other accrued liabilities	32,028	77,091
Tax loss carrybacks	8,753	4,527
Total deferred tax assets	135,165	148,988
Deferred tax liabilities:
Equipment on operating lease	167,971	121,605
Other		3,779
Total deferred tax liabilities	167,971	125,384
Net deferred tax (liability) asset, net	$ (32,806)	$ 23,604